Lease - Summary of Weighted-Average Remaining Lease Terms and Discount Rates (Details)	Jun. 30, 2020	Jun. 30, 2019
Lease
Weighted-average remaining lease term	4 years 2 months 12 days	2 years 10 months 24 days
Weighted-average discount rate	3.20%	4.40%